Note 53 Balance of income statement arising from transactions with entities of the group (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit and loss related party transactions [Line Items]
Interest Income And Other Similar Interests Related Party Transactions	€ 29	€ 37	€ 44
Interest Expense Related Party Transactions	1	4	4
Fee and commission income related parties transactions	9	7	4
Fee And Commission Expense Related Party Transactions	€ 46	€ 55	€ 49